Cover page	6 Months Ended
Jun. 30, 2020
Entity Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001121404
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	SANOFI